Pensions and Other Postretirement Benefits Weighted Average Assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.35%	3.68%
Rate of compensation increase	3.10%	3.10%
Nonqualified plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	3.97%	3.29%
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.08%	3.41%